Warrants (Details) - Schedule of Fair Value of Series A Warrants Issued Performing Numerous Iterations Using Black–Scholes Option Price Model - Warrants [Member] - $ / shares		12 Months Ended
	Oct. 30, 2023	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value per share (in Dollars per share)	$ 0.59	$ 0.71
Exercise price (in Dollars per share)	$ 1.1	$ 1.1
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	55.95%	55.08%
Risk-free interest rate	4.78%	3.85%
Expected Life	2 years	2 years
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	59.37%	60.24%
Risk-free interest rate	4.99%	4.05%
Expected Life	5 years	5 years